Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	December 31, 2023	December 31, 2022

Trade accounts receivable from third-parties	$2,960,438	$6,293,006
Trade accounts receivable from related parties	47,040	285,530
Subtotal	3,007,478	6,578,536
Less: allowance for credit losses	(559,382)	(84,400)
Accounts receivable, net	$2,448,096	$6,494,136

Schedule of Allowance for Credit Losses	The movement of the allowance for credit losses was as follows:
December 31, 2023

Balance as of the beginning of year	$84,400
Additions charged to bad debt expense	507,798
Reversals when collected	(28,180)
Translation adjustments	(4,636)
Balance as of the end of year	$559,382